Dispositions (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Assets And Liabilities And Results Of Operations Related To Discontinued Operations
	Assets Related to		Liabilities Related to
(Amounts in thousands)	Discontinued Operations as of		Discontinued Operations as of
	December 31,		December 31,
	2014	2013	2014	2013
Retail	$2,238,474	$2,497,918	$1,511,362	$1,441,853
New York	-	138,162	-	-
Total	$2,238,474	$2,636,080	$1,511,362	$1,441,853

(Amounts in thousands)		For the Year Ended December 31,
		2014	2013	2012
Total revenues		$394,056	$499,964	$581,392
Total expenses		275,828	312,675	418,653
		118,228	187,289	162,739
Net gains on sales of real estate		507,192	414,502	245,799
Impairment losses		(41,474)	(37,170)	(127,839)
Gain on sale of Canadian Trade Shows, net of $11,448 of income taxes		-	-	19,657
Gain on sale of assets other than real estate		-	1,377	8,491
Income from discontinued operations		$583,946	$565,998	$308,847